Schedule of Investments (unaudited) June 30, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	212,127	$2,507,669
Treasury Wine Estates Ltd.	127,331	918,754
Woolworths Group Ltd.	223,219	5,729,424

		9,155,847

Belgium — 1.3%
Anheuser-Busch InBev SA/NV	149,633	7,371,965

Brazil — 0.4%
Ambev SA, ADR	778,975	2,056,494
BRF SA, ADR(a)(b)	128,709	510,975

		2,567,469

Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	151,921	4,748,368
George Weston Ltd.	12,492	912,136
Loblaw Companies Ltd.	30,357	1,473,496
Metro Inc.	44,695	1,837,680
Saputo Inc.	41,739	991,990

		9,963,670

Chile — 0.0%
Cencosud SA	249,529	349,693

Denmark — 0.4%
Carlsberg A/S, Class B	17,939	2,369,717

France — 5.1%
Carrefour SA	101,371	1,566,073
Danone SA	113,917	7,876,349
L’Oreal SA(a)	43,499	13,958,132
Pernod Ricard SA	38,489	6,054,210

		29,454,764

Germany — 0.6%
Beiersdorf AG	17,345	1,969,533
Henkel AG & Co. KGaA	17,996	1,498,735

		3,468,268

Ireland — 0.6%
Kerry Group PLC, Class A	26,738	3,312,396

Japan — 7.2%
Aeon Co. Ltd.	153,617	3,566,859
Ajinomoto Co. Inc.	97,600	1,621,163
Asahi Group Holdings Ltd.	81,698	2,859,449
FamilyMart Co. Ltd.	45,100	772,952
Japan Tobacco Inc.	198,600	3,684,459
Kao Corp.	85,200	6,744,292
Kikkoman Corp.	34,800	1,674,116
Kirin Holdings Co. Ltd.	161,796	3,411,086
MEIJI Holdings Co. Ltd.	25,800	2,051,851
Nissin Foods Holdings Co. Ltd.	15,000	1,327,803
Seven & i Holdings Co. Ltd.	141,337	4,611,450
Shiseido Co. Ltd.	70,900	4,491,834
Unicharm Corp.	78,400	3,212,013
Yakult Honsha Co. Ltd.	28,720	1,690,430

		41,719,757

Mexico — 0.7%
Fomento Economico Mexicano SAB de CV	329,474	2,031,711
Wal-Mart de Mexico SAB de CV	894,806	2,135,654

		4,167,365

Security	Shares	Value

Netherlands — 4.2%
Heineken Holding NV	17,763	$1,453,395
Heineken NV	41,720	3,845,153
Koninklijke Ahold Delhaize NV	194,574	5,301,678
Unilever NV	258,330	13,709,273

		24,309,499

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	131,818	1,693,520

Norway — 0.5%
Mowi ASA	79,401	1,503,327
Orkla ASA	143,205	1,251,392

		2,754,719

Sweden — 0.9%
Essity AB, Class B(a)	107,076	3,460,534
Swedish Match AB	28,647	2,014,005

		5,474,539

Switzerland — 10.3%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	192	1,580,497
Chocoladefabriken Lindt & Spruengli AG, Registered	19	1,632,210
Nestle SA, Registered	508,451	56,203,005

		59,415,712

Taiwan — 0.4%
Uni-President Enterprises Corp.	904,000	2,184,589

United Kingdom — 11.1%
Associated British Foods PLC	63,055	1,491,992
British American Tobacco PLC	404,834	15,529,117
Diageo PLC	414,184	13,723,005
Imperial Brands PLC	167,918	3,192,073
J Sainsbury PLC	304,663	785,634
Reckitt Benckiser Group PLC	130,263	11,962,030
Tate & Lyle PLC	82,949	684,236
Tesco PLC	1,719,497	4,846,239
Unilever PLC	206,460	11,109,697
Wm Morrison Supermarkets PLC	423,768	997,735

		64,321,758

United States — 51.5%
Altria Group Inc.	328,539	12,895,156
Archer-Daniels-Midland Co.	98,187	3,917,661
Brown-Forman Corp., Class B, NVS	32,266	2,054,054
Campbell Soup Co.	29,947	1,486,270
Church & Dwight Co. Inc.	43,494	3,362,086
Clorox Co. (The)	22,122	4,852,903
Coca-Cola Co. (The)	545,466	24,371,421
Colgate-Palmolive Co.	151,443	11,094,714
Conagra Brands Inc.	86,134	3,029,333
Constellation Brands Inc., Class A	29,695	5,195,140
Costco Wholesale Corp.	78,056	23,667,360
Coty Inc., Class A	52,290	233,736
Estee Lauder Companies Inc. (The), Class A	39,743	7,498,709
General Mills Inc.	107,166	6,606,784
Hershey Co. (The)	26,075	3,379,841
Hormel Foods Corp.(b)	49,339	2,381,594
JM Smucker Co. (The)	20,168	2,133,976
Kellogg Co.	44,212	2,920,645
Kimberly-Clark Corp.	60,223	8,512,521
Kraft Heinz Co. (The)	110,168	3,513,257
Kroger Co. (The)	139,008	4,705,421

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lamb Weston Holdings Inc.	25,760	$1,646,837
McCormick & Co. Inc./MD, NVS	21,865	3,922,800
Molson Coors Beverage Co., Class B	33,379	1,146,902
Mondelez International Inc., Class A	252,470	12,908,791
Monster Beverage Corp.(a)	66,128	4,583,993
PepsiCo Inc.	197,672	26,144,099
Philip Morris International Inc.	275,320	19,288,919
Procter & Gamble Co. (The)	422,912	50,567,588
Sysco Corp.	89,774	4,907,047
Tyson Foods Inc., Class A	52,050	3,107,905
Walgreens Boots Alliance Inc.	130,272	5,522,230
Walmart Inc.	218,952	26,226,071

		297,785,764

Total Common Stocks — 98.8% (Cost: $576,122,555)		571,841,011

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	31,514	2,933,533

Total Preferred Stocks — 0.5% (Cost: $3,696,844)		2,933,533

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(c)(d)(e)	786,366	$787,389
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(c)(d)	397,000	397,000

		1,184,389

Total Short-Term Investments — 0.2% (Cost: $1,182,659)		1,184,389

Total Investments in Securities — 99.5% (Cost: $581,002,058)		575,958,933

Other Assets, Less Liabilities — 0.5%		2,679,861

Net Assets — 100.0%		$578,638,794

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,388,840	(3,602,474)	786,366	$787,389	$6,239	(b)	$4,561		$(554)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,267,000	(870,000)	397,000	397,000	541		—		—

				$1,184,389	$6,780		$4,561		$(554)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Consumer Staples Select Sector E-Mini Index	51	09/18/20	$3,001	$14,990
Euro STOXX 50 Index	9	09/18/20	326	1,409
FTSE 100 Index	6	09/18/20	456	(5,223)

				$11,176

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Global Consumer Staples ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$571,841,011	$—	$—	$571,841,011
Preferred Stocks	2,933,533	—	—	2,933,533
Money Market Funds	1,184,389	—	—	1,184,389

	$575,958,933	$—	$—	$575,958,933

Derivative financial instruments(a)
Assets
Futures Contracts	$16,399	$—	$—	$16,399
Liabilities
Futures Contracts	(5,223)	—	—	(5,223)

	$11,176	$—	$—	$11,176

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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